Note 12 - Derivative Instruments (Details Textual) - Interest rate swap contract [member] - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 15,500	$ 0
Financial assets qualified for hedge accounting	15,500	0
Other assets [member]
Statement Line Items [Line Items]
Total financial assets	$ 1,100	$ 0